Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable, Net

	As of
	December 31, 2019	December 31, 2020
Accounts receivable, gross – current	526,822,932	824,487,072
Accounts receivable, gross – non-current	—	54,638,516
Less: allowance for credit losses (1)	—	(86,697,899)

Accounts receivable, net	526,822,932	792,427,689

(1) The allowance for credit losses reflects the Group’s estimated probable incurred losses and includes the adoption impact of RMB6.9 million which was recorded to the accumulated deficit on January 1, 2020. The Group assesses the creditworthiness and collectability of the portfolios of respective accounts receivables, mainly based on credit risk, industry risk, historical collection pattern, payment terms and reputations of respective customers with accounts receivable, using an established systematic process on a pooled basis within each credit risk levels of the customers. When assigning customers into different credit risk levels, factors like capital condition, reputation, industry, collection history, and external credit references of the customers are considered. In the consideration of above factors, the Group determines that each portfolio of respective accounts receivables subject to credit losses within each credit risk level is homogenous with similar credit characteristics.